Share capital (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares
Disclosure of classes of share capital [abstract]
Beginning balance (in shares) | shares	680,250,000	675,957,000
Common shares, beginning of period	$ 3,154.0	$ 3,144.5
Issuance of common shares under First Nations agreements (in shares) | shares	250,000	350,000
Issuance of shares under First Nations agreements and land purchases	$ 0.4	$ 0.7
Issuance of flow through shares (in shares) | shares		3,824,000
Issuance of flow through shares		$ 8.6
Exercise of options and vested performance share units (in shares) | shares	646,000	119,000
Exercise of options and vested performance share units	$ 1.0	$ 0.2
Ending balance (in shares) | shares	681,146,000	680,250,000
Common shares, end of period	$ 3,155.4	$ 3,154.0
Proceeds received from issuance of shares	$ 0.2	$ 10.2
Shares issued in equity offering, price per share (in dollars per share) | $ / shares			$ 3.40